EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Attribution of Government Grants by Name [Line Items]
Wages and salaries	$ 35,576,358	$ 24,316,116
Share-based compensation (Note 16)	12,362,070	71,081,047
Employee benefits expense	$ 47,938,428	$ 95,397,163